Tax liabilities	12 Months Ended
Jun. 30, 2022
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in Mytheresa Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2020	2021	2022
Beginning of fiscal year	975	3,853	14,293
Additions	3,673	11,476	11,955
Utilizations	(795)	(466)	(180)
Release	—	(570)	(289)
End of fiscal year	3,853	14,293	25,892

The increase in tax liabilities is due to the current income taxes which are calculated based on the respective local taxable income and local tax rules for the period.